Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			17 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended
	Jan. 18, 2008	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Feb. 14, 2013	Apr. 17, 2012	May 08, 2014	Jul. 21, 2014	Oct. 15, 2014
Treasury Stock, Shares, Acquired					21,000,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		$ 0	$ 122,960	$ 180,485
Equity attributable to the controlling interest		2,992,821	2,613,636
Adjustments to additional paid in capital, reallocation of non-controlling interest		(1,267)	122,960	180,485
Stockholders Rights Agreement Description	The Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share.
Offering of common stock		706,064,321	432,654,477
Par value of common shares		$ 0.01	$ 0.01
Net proceeds from common stock issuance		421,911	23,438	0
Dividends paid		30,563	0	0
Ocean Rig
Number of Ocean Rig common shares sold through a public offering						7,500,000	11,500,000
Assets, Net						2,950,992	3,003,954
Proceeds from Divestiture of Interest in Consolidated Subsidiaries						122,960	180,485
Equity attributable to the controlling interest						45,542	81,760
Date of dividend payment								May 29, 2014	Aug. 08, 2014	Nov. 10, 2014
Date of dividend record								May 20, 2014	Aug. 01, 2014	Oct. 31, 2014
Dividend per share								$ 0.19	$ 0.19	$ 0.19
Dividends paid		$ 30,563
Shares loaned and returned
Treasury Stock, Shares, Acquired		15,100,000